UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   MARCH 31, 1999
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                   May 5, 1999
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     28
                                                  -------------------------

Form 13F Information Table Value Total:            $ 545,034
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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



               ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:         ITEM 6:           ITEM 7:    ITEM 8:
           NAME OF ISSUER       TITLE OF CLASS  CUSIP    FAIR MARKET   SHARES OR  INVESTMENT DISCRETION  MANAGER  VOTING AUTHORITY
                                                NUMBER       VALUE     PRINC. AMT. SOLE SHARED OTHER            SOLE  SHARED   NONE
                                                ------       -----     ----------  ---- ------ -----            ----  ------   ----

ABBOTT LABORATORIES             COMMON STOCK   002824100   15,069,506    321,912    X                           101900        220012
AMERICAN INT'L GROUP            COMMON STOCK   026874107   25,166,054    208,631    X                            53103        155528
AUTOMATIC DATA PROCESSING, INC  COMMON STOCK   053015103   17,972,555    434,382    X                           136000        298382
ALZA CORP                       COMMON STOCK   022615108   12,300,818    321,590    X                           128000        193590
COLGATE-PALMOLIVE CO            COMMON STOCK   194162103   16,874,364    183,417    X                            47900        135517
DISNEY (WALT), CO               COMMON STOCK   254687106    7,441,490    239,084    X                            60750        178334
FDX CORP                        COMMON STOCK   31304N107   14,627,505    157,285    X                            84500         72785
GILLETTE COMPANY                COMMON STOCK   375766102   18,972,628    319,203    X                            65324        253879
HOME DEPOT INC                  COMMON STOCK   437076102   35,011,081    562,427    X                           188700        373727
GARTNER GROUP                   COMMON STOCK   366651107   15,437,263    684,200    X                           307200        377000
JOHNSON & JOHNSON               COMMON STOCK   478160104   20,419,652    218,392    X                            56500        161892
COCA COLA COMPANY               COMMON STOCK   191216100   14,713,183    239,726    X                            50900        188826
MARRIOTT INTERNAT'L             COMMON STOCK   571903202   18,872,872    561,275    X                           227600        333675
MCDONALD'S CORP                 COMMON STOCK   580135101   30,772,534    679,118    X                           186700        492418
MERCK & CO. INC                 COMMON STOCK   589331107   18,980,331    236,884    X                            72800        164084
MICROSOFT CORP                  COMMON STOCK   594918104    5,144,475     57,400    X                                          57400
PFIZER, INC                     COMMON STOCK   717081103   29,766,731    214,535    X                            77700        136835
PROCTER & GAMBLE CO             COMMON STOCK   742718109   13,003,162    132,770    X                            30000        102770
QUINTILES TRANS CORP            COMMON STOCK   748767100   11,050,369    292,725    X                           143500        149225
ROBERT HALF INT'L               COMMON STOCK   770323103    9,704,133    295,745    X                           180100        115645
STARBUCKS CORP                  COMMON STOCK   855244109   24,536,447    874,350    X                           342200        532150
STAPLES INC                     COMMON STOCK   855030102   30,416,936    925,230    X                           407325        517905
STATE STREET CORP               COMMON STOCK   857477103   27,242,845    331,220    X                            89900        241320
SERVICEMASTER CO                COMMON STOCK   81760N109   20,882,022  1,028,038    X                           478186        549852
A T & T CORP                    COMMON STOCK   001957109    9,274,213    116,200    X                            61100         55100
TIFFANY & COMPANY               COMMON STOCK   886547108   36,099,391    482,935    X                           174800        308135
WAL-MART STORES, INC            COMMON STOCK   931142103   35,392,902    383,923    X                           104150        279773
WM. WRIGLEY, JR. CO             COMMON STOCK   982526105    9,888,979    109,346    X                            41000         68346
GRAND TOTAL                                               545,034,441

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